UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from
December 1, 2024 to May 31, 2025
Commission File Number of issuing entity: 333-261612-01
Central Index Key Number of issuing entity: 0001876068
DTE ELECTRIC SECURITIZATION FUNDING I LLC
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor and sponsor: 1-2198
Central Index Key Number of depositor and sponsor: 0000028385
DTE ELECTRIC COMPANY
(Exact name of depositor and sponsor as specified in its charter)
Lisa A. Muschong, (313) 235-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
87-2027468
(I.R.S. Employer Identification No.)

One Energy Plaza, Detroit, Michigan	48226
(Address of principal executive offices of the issuing entity)	(Zip Code)
Telephone number, including area code: (313) 235-4000

Registered/reporting pursuant to (check one)
	Section	Section	Section	Name of exchange
Title of class	12(b)	12(g)	15(d)	(If Section 12(b))
Senior Secured Securitization Bonds, Series 2022A, Tranche A-1	☐	☐	☑
Senior Secured Securitization Bonds, Series 2022A, Tranche A-2	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑ No ☐

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.
The record date for distributions described in Exhibit 99.1 is May 31, 2025.
Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus relating to the Senior Secured Securitization Bonds, Series 2022A (the “Securitization Bonds”), dated March 10, 2022, of DTE Electric Securitization Funding I LLC (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on March 14, 2022, under the depositor’s Commission File Number.
As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Securitization Bonds have been made with respect to the June 1, 2025 distribution date.
The following Items have been omitted pursuant to General Instruction C of Form 10-D.
•Item 1A. Asset-Level Information.
•Item 1B. Asset Representations Reviewer and Investor Communication.
PART II – OTHER INFORMATION
Item 2. Legal Proceedings.
None.
Item 3. Sales of Securities and Use of Proceeds.
None.
Item 7. Change in Sponsor Interest in the Securities.
None.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 4. Defaults Upon Senior Securities.
•Item 5. Reserved.
•Item 6. Significant Obligors of Pool Assets.
•Item 8. Significant Enhancement Provider Information.
•Item 9. Other Information.

Item 10. Exhibits.

Exhibits	Description

3.1	Certificate of Formation of DTE Electric Securitization Funding I LLC (Exhibit 3.1 to Form SF-1 filed December 13, 2021, and incorporated herein by reference)
3.2	Amended and Restated Limited Liability Company Agreement, dated as of March 9, 2022, of DTE Electric Securitization Funding I LLC (Exhibit 3.2 to Form 8-K filed March 14, 2022, and incorporated herein by reference)
3.3	Amendment to Certificate of Formation of DTE Electric Securitization Funding I LLC (Exhibit 3.3 to Form 8-K filed March 17, 2022, and incorporated herein by reference)
3.4	Amendment No. 1 dated March 16, 2022 to the Amended and Restated Limited Liability Company Agreement, dated as of March 9, 2022, of DTE Electric Securitization Funding I LLC (Exhibit 3.4 to Form 8-K filed March 17, 2022, and incorporated herein by reference)
4.1	Indenture between DTE Electric Securitization Funding I LLC and The Bank of New York Mellon as the Indenture Trustee (including forms of the Senior Secured Securitization Bonds), dated as of March 17, 2022 (Exhibit 4.1 to Form 8-K filed March 17, 2022, and incorporated herein by reference)
4.2	Series Supplement between DTE Electric Securitization Funding I LLC and The Bank of New York Mellon as the Indenture Trustee, dated as of March 17, 2022 (Exhibit 4.2 to Form 8-K filed March 17, 2022, and incorporated herein by reference)
10.1	Securitization Property Servicing Agreement between DTE Electric Securitization Funding I LLC and DTE Electric Company, as Servicer, dated as of March 17, 2022 (Exhibit 10.1 to Form 8-K filed March 17, 2022, and incorporated herein by reference)
10.1.1	Amendment to Securitization Property Servicing Agreement between DTE Electric Securitization Funding I LLC and DTE Electric Company, as Servicer, dated as of January 31, 2024 (Exhibit 10.1.1 to Form 8-K filed February 1, 2024, and incorporated herein by reference)
10.2	Securitization Property Purchase and Sale Agreement between DTE Electric Securitization Funding I LLC and DTE Electric Company, as Seller, dated as of March 17, 2022 (Exhibit 10.2 to Form 8-K filed March 17, 2022, and incorporated herein by reference)
10.3	Administration Agreement between DTE Electric Securitization Funding I LLC and DTE Electric Company, as Administrator, dated as of March 17, 2022 (Exhibit 10.3 to Form 8-K filed March 17, 2022, and incorporated herein by reference)
99.1	Semi-annual Servicer’s Certificate relating to the Securitization Bonds, dated May 16, 2025

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	June 13, 2025	DTE ELECTRIC SECURITIZATION FUNDING I LLC
(Issuing Entity)

		By:	DTE Electric Company, as Servicer

/s/Timothy J. Lepczyk
Timothy J. Lepczyk
Assistant Treasurer